Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation	Key management personnel compensation is summarized as follows:

	2025	2024
Short-term employee benefits(1)	$1,964	$1,447
Share-based compensation(2)	1,022	853
	$2,986	$2,300
(1)Includes annual salaries and short-term incentives.
(2)Includes annual stock option grants, DSUs, and RSUs.